SCHEDULE OF REVENUE RECOGNITION (Details) (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Patient services fees		$ 9,362,022	$ 2,532,499
Health Care, Patient Service [Member]
Product Information [Line Items]
Patient services fees	[1]	8,175,670	2,199,558
Health Care, Patient Service [Member] | CyPath Lung [Member]
Product Information [Line Items]
Patient services fees		$ 516,000	$ 35,000

[1]	Patient services fees include direct billing for CyPath® Lung diagnostic test of approximately $516,000 and $35,000 for the years ended December 31, 2024 and 2023.